December 3, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549                                         VIA EDGAR

RE: Fortis Income Portfolios, Inc.
    File No.  002-46686
              811-02341

Dear Sir or Madam:


Pursuant to Rule 497(j) under the Securities Act of 1933, Fortis Income Portfolios, Inc. (the "Company") certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Company (Post-effective Amendment #41 filed November 29, 1996); and

(2) the text of the most recent amendment to the registration statement has been filed electronically.



Sincerely,

/s/ Scott R. Plummer

Scott R. Plummer
2d Vice-President and Corporate Counsel